Vessel Revenue and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 122,629	$ 153,108	$ 63,345
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	0	28,264	27,033
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 122,629	$ 124,844	$ 36,312